Share-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Options
Beginning Balance	310,856	339,936
Post vesting cancellations during the year		29,080
Issuance during the year	10,000
Ending Balance	320,856	310,856
Weighted-Average Exercise Price
Beginning Balance	$ 21.37	$ 21.4
Post vesting cancellations during the year		20.45
Issuance during the year	9.24
Ending Balance	20.99	$ 21.37
Weighted-Average Remaining Contractual Term (years)
Issuance during the year	$ 27,200